Acquisition Of Canadian Oil Sands Limited (Details) CAD / shares in Units, item in Millions, CAD in Millions	Feb. 05, 2016 CAD item CAD / shares shares	Jun. 23, 2016	Mar. 21, 2016 CAD item shares	Feb. 22, 2016 item shares
COS
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	73.00%
Purchase Price Consideration
Number of common shares tendered (millions)	353,300,000		131,300,000	131,300,000
Multiplied by share exchange ratio	0.28
Number of Suncor common shares issued | item	98.9		36.7	36.7
Share price on acquisition date | CAD / shares	CAD 31.88
Fair value of consideration ($ millions) | CAD	CAD 3,154.0		CAD 4,452.0
Syncrude
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		53.74%
Equity interest percentage held	36.74%